Securities - Schedule of Realized Gain (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Realized gains	$ 0	$ 0	$ 4
Realized (losses)	$ 0	$ (1,863)	$ (8)